VESSELS HELD UNDER CAPITAL LEASE - Book Value of Vessels Held Under Capital Lease (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Capital Leased Assets [Roll Forward]
Balance at December 31, 2015	$ 8,354
Impairment losses on vessels	(985)	$ (140,962)
Depreciation	(489)
Balance at June 30, 2016	$ 6,880